Accounts receivable, net - Additional Information (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts receivable, net
Allowance for Doubtful Accounts Receivable, Current	¥ 422,146	¥ 481,186	¥ 252,905	¥ 100,040